Fair value measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets
Marketable securities and other investments	¥ 59,370	$ 8,134	¥ 80,840
Investment, Type [Extensible Enumeration]	Wealth management products	Wealth management products	Wealth management products
Recurring basis
Assets
Restricted cash	¥ 7,366		¥ 7,506
Total assets	48,669		69,926
Recurring basis | Wealth management products
Assets
Short-term investments	38,396		56,847
Marketable securities and other investments			2,808
Recurring basis | Listed equity securities
Assets
Marketable securities and other investments	2,907		2,765
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	2,907		2,765
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Marketable securities and other investments	2,907		2,765
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	7,366		7,506
Total assets	45,762		67,161
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	¥ 38,396		56,847
Marketable securities and other investments			¥ 2,808